VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Changes in Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement In Capital Leased Assets [Roll Forward]
Cost, beginning balance	$ 484,065	$ 140,501	$ 358,995
Lease termination	(40,412)		(218,494)
Additions	53	343,564
Trafigura asset acquisition	(339,818)
Cost, ending balance	103,888	484,065	140,501
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation, beginning balance	(65,675)	(49,825)	(107,297)
Lease termination	20,682		83,601
Trafigura asset acquisition	6,267
Depreciation	(11,644)	(15,850)	(26,129)
Accumulated depreciation, ending balance	(50,370)	(65,675)	(49,825)
Net Carrying Value	$ 53,518	$ 418,390	$ 90,676	$ 251,698